Earnings per share (EPS)	12 Months Ended
Dec. 31, 2017
Earnings per share
Earnings per share (EPS)
26.	Earnings per share (EPS)

Basic earnings per share amounts are calculated by dividing the profit for the year attributable to common shares and investment shares of the equity holders of parent by the weighted average number of common shares and investment shares outstanding during the year.

The following reflects the income and share data used in the basic and diluted EPS computations:

	2017	2016	2015
	S/(000)	S/(000)	S/(000)
Numerator
Net profit from continuing operations attributable to ordinary equity holders of the Parent	94,171	120,060	218,260
Net loss from discontinued operations attributable to ordinary equity holders of the Parent	(389)	(3,886)	(2,728)
Net profit attributable to ordinary equity holders of the Parent	93,782	116,174	215,532

	2017	2016	2015
	Thousands	Thousands	Thousands
Denominator
Weighted average number of common and investment shares	446,062	544,687	573,998

	2017	2016	2015
	S/	S/	S/

Basic profit for common and investment shares from continuing operations	0.21	0.22	0.39
Basic loss for common and investment shares from discontinued operations	—	(0.01)	(0.01)
Basic profit for common and investment shares from continuing and discontinued operations	0.21	0.21	0.38

The weighted average number of shares in 2017, includes the weighted average effect of changes in treasury shares, explained in note 16(c).

The Group has no dilutive potential ordinary shares as of December 31, 2017 and 2016.

There have been no other transactions involving common shares and investment shares between the reporting date and the date of the authorization of these consolidated financial statements.